Share Capital and Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Options € / shares shares	Dec. 31, 2016 EUR (€) Options € / shares shares	Dec. 31, 2015 Options
Disclosure of classes of share capital [Line Items]
Number of options,ordinary share exercised | Options	1,589,335	2,223,574	2,876,066
Number of shares appropriated to participation schemes	7,862,416	7,729,412
Number of shares satisfied by issue of new shares (by reissue of treasury shares)	133,004	116,160
Total number of Treasury Shares held	53,848	83,423
Total number of Treasury Shares held, nominal value | €	€ 0	€ 0
Reissued from treasury to satisfy share options	0	13,936
Reissued from treasury to the CRH employee benefit trust	29,575	697,903
Average price of the treasury shares reissued | € / shares	€ 15.89	€ 17.23
Purchase of treasury shares | €	€ 0	€ 0
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Percentage of shares representing in total issued share capital	93.73%
7% 'A' cumulative preference shares [member]
Disclosure of classes of share capital [Line Items]
Fixed cumulative preference dividend rate	7.00%
Percentage of shares representing in total issued share capital	0.39%
Cumulative preference shares dividend payable, description	Half-yearly on 5 April and 5 October in each year
5% Cumulative preference shares [member]
Disclosure of classes of share capital [Line Items]
Fixed cumulative preference dividend rate	5.00%
Percentage of shares representing in total issued share capital	0.02%
Cumulative preference shares dividend payable, description	Half-yearly on 15 April and 15 October in each year
2014 Performance Share Plan, 2014 Deferred Share Bonus Plan and 2013 Restricted Share Plan [member]
Disclosure of classes of share capital [Line Items]
Number of Ordinary Shares held by CRH Employee Benefit Trust behalf of company	337,909	284,980
Number of Ordinary Shares held by CRH Employee Benefit Trust behalf of company, nominal value | €	€ 100,000	€ 100,000
2014 Performance Share Plan [Member]
Disclosure of classes of share capital [Line Items]
Increase in nominal share capital and share premium | €	€ 63,000,000
Maximum [member] | Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Percentage of issued share capital	10.00%